Dispositions	12 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Dispositions
Note 3. Dispositions
Disposition of Our Interest in Boston Calling Events
The Company entered into an agreement on December 1, 2022 to sell its controlling
interest in BC
E (the
“BCE Disposition”). The transaction closed on December 2, 2022, resulting in a total gain on sale of $8,744, net of transaction costs. BCE meets the definition of a business under SEC Regulation
S-X
Rule
11-01(d)-1
and ASC Topic 805—
Business Combinations
. This disposition does not represent a strategic shift with a major effect on the Company’s operations, and as such, has not been reflected as a discontinued operation under ASC Subtopic
205-20—
Discontinued Operations
. The gain on the BCE Disposition was recorded in Gains, net on dispositions in the consolidated and combined statements of operations.
Disposition of Corporate Aircraft
On December 30, 2022, the Company sold its owned aircraft for $20,375. In connection with the sale, the Company recognized a loss of $4,383, net of transaction costs. The loss on the aircraft disposition was recorded in Gains, net on dispositions in the consolidated and combined statements of operations.